Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Benign scenario [member] | Canada [member] | First 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	6.30%	3.70%
BBB	1.40%	1.80%
Unemployment rates	6.00%	7.40%
Housing Price Index ("HPI")	18.20%	10.30%
Benign scenario [member] | Canada [member] | Second 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
BBB		1.90%
Benign scenario [member] | Canada [member] | Subsequent 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	5.50%	6.40%
BBB	1.70%
Unemployment rates	4.90%	6.10%
Housing Price Index ("HPI")	10.20%	7.70%
Benign scenario [member] | United States [member] | First 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	7.10%	1.60%
BBB	0.90%	1.70%
Unemployment rates	4.20%	6.40%
Housing Price Index ("HPI")	14.60%	4.60%
Benign scenario [member] | United States [member] | Second 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
BBB		1.70%
Benign scenario [member] | United States [member] | Subsequent 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	4.00%	6.00%
BBB	1.10%
Unemployment rates	3.20%	4.80%
Housing Price Index ("HPI")	6.70%	4.50%
Base Scenario [member] | Canada [member] | First 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	4.00%	1.80%
BBB	1.80%	2.20%
Unemployment rates	6.60%	8.90%
Housing Price Index ("HPI")	15.10%	7.20%
Base Scenario [member] | Canada [member] | Subsequent 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	3.90%	4.20%
BBB	2.00%	2.20%
Unemployment rates	5.70%	7.50%
Housing Price Index ("HPI")	5.20%	2.80%
Base Scenario [member] | United States [member] | First 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	4.80%	(0.40%)
BBB	1.20%	2.00%
Unemployment rates	4.70%	8.00%
Housing Price Index ("HPI")	12.30%	2.40%
Base Scenario [member] | United States [member] | Subsequent 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	2.70%	4.00%
BBB	1.50%	2.00%
Unemployment rates	3.70%	6.00%
Housing Price Index ("HPI")	4.30%	2.10%
Adverse scenario [member] | Canada [member] | First 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(2.70%)	(4.40%)
BBB	3.60%	3.60%
Unemployment rates	10.80%	12.70%
Housing Price Index ("HPI")	(6.40%)	(1.20%)
Adverse scenario [member] | Canada [member] | Subsequent 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(1.10%)	(1.10%)
BBB	4.40%	4.50%
Unemployment rates	12.70%	13.90%
Housing Price Index ("HPI")	(18.00%)	(8.70%)
Adverse scenario [member] | United States [member] | First 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(1.20%)	(5.10%)
BBB	4.20%	3.90%
Unemployment rates	8.50%	11.50%
Housing Price Index ("HPI")	(6.10%)	(2.40%)
Adverse scenario [member] | United States [member] | Subsequent 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(1.10%)	(1.20%)
BBB	4.50%	4.10%
Unemployment rates	11.00%	12.80%
Housing Price Index ("HPI")	(15.50%)	(6.20%)